CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS.
Cash in bank	$ 1,348	$ 1,882
Short-term bank deposits	2,623	2,735
Cash and cash equivalents	$ 3,971	$ 4,617	$ 5,569	$ 19,968